Assumption Used for Benefit Plans (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Assumptions used to determine benefit obligations
Discount rate	4.19%	5.00%
Rate of compensation increase	2.49%	2.48%
Assumptions used to determine net expense
Discount rate	5.02%	5.39%
Expected return on plan assets	7.54%	7.55%
Rate of compensation increase	2.48%	2.49%
Other Postretirement Benefits
Assumptions used to determine benefit obligations
Discount rate	4.12%	4.91%
Assumptions used to determine net expense
Discount rate	4.92%	5.13%
Expected return on plan assets	4.00%	4.00%
Health care cost trend rate assumed for next year	6.75%	7.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate in 2020)	5.00%	5.00%